Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivable
The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2013,

Gas utility customer accounts receivable balance (in thousands)	$121,082

Schedule of Percent of Customers by State

The table below contains information about the percentage of customers in each of the three states at December 31, 2013.

December 31, 2013
Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Schedule of Allowance for Uncollectibles
Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2010	$3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	3,182
Additions charged to expense	2,471
Accounts written off, less recoveries	(3,149)

Balance, December 31, 2012	2,504
Additions charged to expense	3,583
Accounts written off, less recoveries	(4,362)

Balance, December 31, 2013	$1,725